Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2013
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation Disclosure [Text Block]
Boston Properties Limited Partnership
Schedule 3—Real Estate and Accumulated Depreciation
December 31, 2013
(dollars in thousands)

				Original		Costs Capitalized Subsequent to Acquisition	Land and Improvements	Building and Improvements	Land Held for Development	Development and Construction in Progress	Total	Accumulated Depreciation	Year(s) Built/ Renovated	Depreciable Lives (Years)
Property Name	Type	Location	Encumbrances	Land	Building
767 Fifth Avenue (The General Motors Building)	Office	New York, NY	1,463,143	$1,796,252	$1,532,654	$4,481	$1,796,252	$1,537,135	$—	$—	3,333,387	$28,901	1968	(1)
Embarcadero Center	Office	San Francisco, CA	360,133	179,697	847,410	251,913	180,420	1,098,600	—	—	1,279,020	462,898	1970/1989	(1)
Prudential Center	Office	Boston, MA	—	92,077	734,594	294,125	92,328	1,012,537	15,931	—	1,120,796	389,841	1965/1993/2002	(1)
399 Park Avenue	Office	New York, NY	—	339,200	700,358	47,996	339,200	748,354	—	—	1,087,554	210,957	1961	(1)
The John Hancock Tower and Garage	Office	Boston, MA	652,933	219,543	667,884	57,420	219,616	724,812	419	—	944,847	78,366	1976	(1)
601 Lexington Avenue	Office	New York, NY	722,253	241,600	494,782	175,736	279,281	632,837	—	—	912,118	199,519	1977/1997	(1)
Times Square Tower	Office	New York, NY	—	165,413	380,438	47,167	159,694	433,324	—	—	593,018	132,227	2004	(1)
100 Federal Street	Office	Boston, MA	—	131,067	435,954	6,020	131,067	441,760	214	—	573,041	29,060	1971-1975	(1)
Carnegie Center	Office	Princeton, NJ	—	105,107	377,259	49,548	98,733	430,830	2,206	145	531,914	166,983	1983-1999	(1)
Atlantic Wharf	Office	Boston, MA	—	63,988	454,537	11,644	63,988	466,181	—	—	530,169	39,697	2011	(1)
Fountain Square	Office	Reston, VA	226,604	56,853	306,298	3,877	56,853	310,175	—	—	367,028	15,460	1986-1990	(1)
510 Madison Avenue	Office	New York, NY	—	103,000	253,665	6,309	103,000	259,974	—	—	362,974	15,901	2012	(1)
599 Lexington Avenue	Office	New York, NY	750,000	81,040	100,507	95,937	81,040	196,444	—	—	277,484	140,007	1986	(1)
South of Market and Democracy Tower	Office	Reston, VA	—	13,603	237,479	9,454	13,603	246,933	—	—	260,536	50,795	2008-2009	(1)
Bay Colony Corporate Center	Office	Waltham, MA	—	18,789	148,451	47,332	18,789	195,783	—	—	214,572	21,339	1985-1989	(1)
Gateway Center	Office	San Francisco, CA	—	28,255	139,245	44,941	29,029	183,412	—	—	212,441	79,502	1984/1986/2002	(1)
2200 Pennsylvania Avenue	Office	Washington, DC	—	—	183,541	3,767	—	187,308	—	—	187,308	18,185	2011	(1)
Mountain View Research Park	Office	Mountain View, CA	—	106,162	76,137	2,196	106,162	78,333	—	—	184,495	3,013	1977-1981/2007-2013	(1)
One and Two Patriots Park	Office	Reston, VA	—	18,429	126,315	28,699	20,777	152,666	—	—	173,443	6,084	1987/1988/2012/2013	(1)
3200 Zanker Road	Office	San Jose, CA	—	36,705	82,863	23,501	36,705	102,620	3,744	—	143,069	22,994	1988	(1)
Reservoir Place	Office	Waltham, MA	—	18,605	92,619	23,371	19,099	115,496	—	—	134,595	52,216	1955/1987	(1)
505 9th Street	Office	Washington, DC	121,360	38,885	83,719	5,409	42,011	86,002	—	—	128,013	20,328	2007	(1)
Kingstowne Towne Center	Office	Alexandria, VA	33,338	18,021	109,038	578	18,021	109,616	—	—	127,637	26,508	2003-2006	(1)
1333 New Hampshire Avenue	Office	Washington, DC	—	34,032	85,660	3,619	34,032	89,279	—	—	123,311	29,574	1996	(1)
1330 Connecticut Avenue	Office	Washington, DC	—	25,982	82,311	11,673	25,982	93,984	—	—	119,966	28,822	1984	(1)
Weston Corporate Center	Office	Weston, MA	—	25,753	92,312	(123)	25,854	92,088	—	—	117,942	10,921	2010	(1)
Capital Gallery	Office	Washington, DC	—	4,725	29,565	76,862	6,128	105,024	—	—	111,152	48,693	1981/2006	(1)

One Freedom Square	Office	Reston, VA	—	9,929	84,504	11,029	9,883	95,579	—	—	105,462	31,979	2000	(1)
One and Two Reston Overlook	Office	Reston, VA	—	16,456	66,192	22,217	16,456	88,409	—	—	104,865	30,481	1999	(1)
Five Cambridge Center	Office	Cambridge, MA	—	18,863	53,346	29,464	21,098	80,575	—	—	101,673	19,117	1981/1996	(1)
Seven Cambridge Center	Office	Cambridge, MA	—	3,457	97,136	210	3,457	97,346	—	—	100,803	47,101	2006	(1)
Two Freedom Square	Office	Reston, VA	—	13,930	77,739	7,604	13,866	85,407	—	—	99,273	36,361	2001	(1)
140 Kendrick Street	Office	Needham, MA	—	18,095	66,905	10,769	18,095	77,674	—	—	95,769	16,834	2000	(1)
Discovery Square	Office	Reston, VA	—	11,198	71,782	10,644	11,146	82,478	—	—	93,624	28,029	2001	(1)
Four Cambridge Center	Office	Cambridge, MA	—	19,104	52,078	11,693	20,741	62,134	—	—	82,875	10,739	1983/1998	(1)
77 CityPoint	Office	Waltham, MA	—	13,847	60,383	3,055	13,847	63,438	—	—	77,285	12,289	2008	(1)
Waltham Weston Corporate Center	Office	Waltham, MA	—	10,385	60,694	5,475	10,350	66,204	—	—	76,554	21,259	2003	(1)
North First Business Park	Office	San Jose, CA	—	58,402	13,069	3,987	23,371	16,198	35,889	—	75,458	10,208	1981	(1)
230 CityPoint	Office	Waltham, MA	—	13,189	49,823	11,485	13,189	61,308	—	—	74,497	17,363	1992	(1)
Seventeen Cambridge Center	Office	Cambridge, MA	—	18,080	51,262	—	18,080	51,262	—	—	69,342	1,080	2013	(1)
2440 West El Camino Real	Office	Mountain View, CA	—	16,741	51,285	502	16,741	51,787	—	—	68,528	4,390	1987/2003	(1)
Wisconsin Place	Office	Chevy Chase, MD	—	—	53,349	12,787	—	66,136	—	—	66,136	11,573	2009	(1)
Reston Corporate Center	Office	Reston, VA	—	9,135	50,857	2,735	9,496	53,231	—	—	62,727	20,642	1984	(1)
New Dominion Technology Park, Bldg. Two	Office	Herndon, VA	63,000	5,584	51,868	149	5,574	52,027	—	—	57,601	15,990	2004	(1)
Sumner Square	Office	Washington, DC	—	624	28,745	21,599	958	50,010	—	—	50,968	22,971	1985	(1)
New Dominion Technology Park, Bldg. One	Office	Herndon, VA	43,278	3,880	43,227	1,072	3,880	44,299	—	—	48,179	19,160	2001	(1)
191 Spring Street	Office	Lexington, MA	—	2,850	27,166	17,359	2,850	44,525	—	—	47,375	29,454	1971/1995	(1)
200 West Street	Office	Waltham, MA	—	16,148	24,983	5,907	16,148	30,890	—	—	47,038	14,432	1999	(1)
One Cambridge Center	Office	Cambridge, MA	—	134	25,110	18,952	134	44,062	—	—	44,196	24,666	1987	(1)
University Place	Office	Cambridge, MA	13,692	—	37,091	5,335	27	42,399	—	—	42,426	20,476	1985	(1)
2600 Tower Oaks Boulevard	Office	Rockville, MD	—	4,243	31,125	6,094	4,244	37,218	—	—	41,462	16,249	2001	(1)
Quorum Office Park	Office	Chelmsford, MA	—	3,750	32,454	3,974	4,762	35,416	—	—	40,178	12,493	2001	(1)
Three Patriots Park	Office	Reston, VA	—	3,594	32,977	1,353	3,594	34,330	—	—	37,924	12,217	2006	(1)
Mountain View Technology Park	Office	Mountain View, CA	—	20,359	13,640	182	20,359	13,822	—	—	34,181	761	1972	(1)
Eight Cambridge Center	Office	Cambridge, MA	—	850	25,042	6,502	822	31,572	—	—	32,394	10,835	1999	(1)
500 E Street	Office	Washington, DC	—	109	22,420	9,614	1,569	30,574	—	—	32,143	20,147	1987	(1)
Three Cambridge Center	Office	Cambridge, MA	—	174	12,200	7,987	772	19,589	—	—	20,361	9,651	1987	(1)
Ten Cambridge Center	Office	Cambridge, MA	—	1,299	12,943	4,011	1,868	16,385	—	—	18,253	11,019	1990	(1)
40 Shattuck Road	Office	Andover, MA	—	709	14,740	1,717	709	16,457	—	—	17,166	5,436	2001	(1)
201 Spring Street	Office	Lexington, MA	—	2,849	15,303	(1,253)	2,849	14,050	—	—	16,899	5,868	1997	(1)
Lexington Office Park	Office	Lexington, MA	—	998	1,426	12,998	1,073	14,349	—	—	15,422	10,453	1982	(1)
92-100 Hayden Avenue	Office	Lexington, MA	—	594	6,748	7,090	619	13,813	—	—	14,432	9,804	1985	(1)
33 Hayden Avenue	Office	Lexington, MA	—	266	3,234	9,646	266	12,880	—	—	13,146	7,390	1979	(1)
181 Spring Street	Office	Lexington, MA	—	1,066	9,520	1,573	1,066	11,093	—	—	12,159	3,950	1999	(1)
91 Hartwell Avenue	Office	Lexington, MA	—	784	6,464	4,357	784	10,821	—	—	11,605	7,439	1985	(1)
195 West Street	Office	Waltham, MA	—	1,611	6,652	3,186	1,611	9,838	—	—	11,449	6,036	1990	(1)
7501 Boston Boulevard, Building Seven	Office	Springfield, VA	—	665	9,273	39	665	9,312	—	—	9,977	3,819	1997	(1)

Eleven Cambridge Center	Office	Cambridge, MA	—	121	5,535	4,318	121	9,853	—	—	9,974	7,119	1984	(1)
7435 Boston Boulevard, Building One	Office	Springfield, VA	—	392	3,822	3,202	486	6,930	—	—	7,416	5,422	1982	(1)
7450 Boston Boulevard, Building Three	Office	Springfield, VA	—	1,165	4,681	1,501	1,327	6,020	—	—	7,347	2,852	1987	(1)
8000 Grainger Court, Building Five	Office	Springfield, VA	—	366	4,282	2,350	453	6,545	—	—	6,998	5,071	1984	(1)
453 Ravendale Drive	Office	Mountain View, CA	—	5,477	1,090	230	5,477	1,320	—	—	6,797	142	1977	(1)
7500 Boston Boulevard, Building Six	Office	Springfield, VA	—	138	3,749	2,057	273	5,671	—	—	5,944	4,053	1985	(1)
7300 Boston Boulevard, Building Thirteen	Office	Springfield, VA	—	608	4,773	18	608	4,791	—	—	5,399	3,902	2002	(1)
7601 Boston Boulevard, Building Eight	Office	Springfield, VA	—	200	878	4,182	378	4,882	—	—	5,260	3,472	1986	(1)
Fourteen Cambridge Center	Office	Cambridge, MA	—	110	4,483	569	110	5,052	—	—	5,162	3,709	1983	(1)
8000 Corporate Court, Building Eleven	Office	Springfield, VA	—	136	3,071	1,133	687	3,653	—	—	4,340	2,300	1989	(1)
7375 Boston Boulevard, Building Ten	Office	Springfield, VA	—	23	2,685	826	47	3,487	—	—	3,534	2,235	1988	(1)
7374 Boston Boulevard, Building Four	Office	Springfield, VA	—	241	1,605	1,519	303	3,062	—	—	3,365	2,271	1984	(1)
7451 Boston Boulevard, Building Two	Office	Springfield, VA	—	249	1,542	1,000	535	2,256	—	—	2,791	2,083	1982	(1)
32 Hartwell Avenue	Office	Lexington, MA	—	168	1,943	214	168	2,157	—	—	2,325	1,478	1968-1979/1987	(1)
164 Lexington Road	Office	Billerica, MA	—	592	1,370	117	592	1,487	—	—	2,079	670	1982	(1)
17 Hartwell Avenue	Office	Lexington, MA	—	26	150	845	26	995	—	—	1,021	615	1968	(1)
Residences on The Avenue, 2221 I St., NW	Residential	Washington, DC	—	—	119,874	(32)	—	119,842	—	—	119,842	7,948	2011	(1)
The Lofts at Atlantic Wharf	Residential	Boston, MA	—	3,529	54,891	1,543	3,529	56,434	—	—	59,963	3,591	2011	(1)
Cambridge Center Marriott	Hotel	Cambridge, MA	—	478	37,918	33,090	478	71,008	—	—	71,486	46,750	1986	(1)
Cambridge Center East Garage	Garage	Cambridge, MA	—	—	35,035	1,073	—	36,108	—	—	36,108	6,624	1984	(1)
Cambridge Center West Garage	Garage	Cambridge, MA	—	1,256	15,697	841	1,256	16,538	—	—	17,794	3,262	2006	(1)
Cambridge Center North Garage	Garage	Cambridge, MA	—	1,163	11,633	1,085	1,163	12,718	—	—	13,881	7,909	1990	(1)
250 West 55th Street	Development	New York, NY	—	—	—	816,578	15,889	44,227	—	756,462	816,578	483	N/A	N/A
Transbay Tower	Development	San Francisco, CA	—	—	—	255,406	—	—	—	255,406	255,406	—	N/A	N/A
680 Folsom Street	Development	San Francisco, CA	—	—	—	241,093	—	—	3,475	237,618	241,093	—	N/A	N/A
601 Massachusetts Avenue	Development	Washington, DC	—	—	—	121,694	—	—	—	121,694	121,694	—	N/A	N/A
535 Mission Street	Development	San Francisco, CA	—	—	—	113,274	—	—	—	113,274	113,274	—	N/A	N/A
The Avant at Reston Town Center Residential	Development	Reston, VA	—	—	—	107,022	12,741	55,701	—	38,580	107,022	160	N/A	N/A
Springfield Metro Center	Land	Springfield, VA	—	—	—	32,073	—	—	32,073	—	32,073	—	N/A	N/A
Plaza at Almaden	Land	San Jose, CA	—	—	—	29,003	—	—	29,003	—	29,003	—	N/A	N/A
Tower Oaks Master Plan	Land	Rockville, MD	—	—	—	28,976	—	—	28,976	—	28,976	—	N/A	N/A

Reston Signature Site	Land	Reston, VA	—		—	—	27,890	—	—	27,890	—	27,890	—	N/A	N/A
Prospect Hill	Land	Waltham, MA	—		—	—	24,197	—	667	23,530	—	24,197	—	N/A	N/A
Washingtonian North	Land	Gaithersburg, MD	—		—	—	18,290	—	—	18,290	—	18,290	—	N/A	N/A
6601 & 6605 Springfield Center Drive	Land	Springfield, VA	—		—	—	13,866	—	—	13,866	—	13,866	—	N/A	N/A
Waltham Office Center	Land	Waltham, MA	—		—	—	12,069	—	7,963	4,106	—	12,069	7,967	N/A	N/A
103 4th Avenue	Land	Waltham, MA	—		—	—	11,918	—	—	11,918	—	11,918	—	N/A	N/A
Cambridge Master Plan	Land	Cambridge, MA	—		—	—	11,153	—	—	11,153	—	11,153	—	N/A	N/A
Reston Gateway	Land	Reston, VA	—		—	—	9,682	—	—	9,682	—	9,682	—	N/A	N/A
Reston Eastgate	Land	Reston, VA	—		—	—	8,807	—	—	8,807	—	8,807	—	N/A	N/A
Crane Meadow	Land	Marlborough, MA	—		—	—	8,725	—	—	8,725	—	8,725	—	N/A	N/A
Broad Run Business Park	Land	Loudon County, VA	—		—	—	7,888	1,621	—	6,267	—	7,888	—	N/A	N/A
30 Shattuck Road	Land	Andover, MA	—		—	—	1,212	—	—	1,212	—	1,212	—	N/A	N/A
			$4,449,734	(2)	$4,303,172	$10,631,057	$3,589,048	$4,342,951	$12,359,771	$297,376	$1,523,179	$18,523,277	$3,081,040

Note: Total Real Estate does not include Furniture, Fixtures and Equipment totaling approximately $25,164. Accumulated Depreciation does not include approximately $15,870 of accumulated depreciation related to Furniture, Fixtures and Equipment.
The aggregate cost and accumulated depreciation for tax purposes was approximately $16.5 billion and $2.9 billion, respectively.

(1)	Depreciation of the buildings and improvements are calculated over lives ranging from the life of the lease to 40 years.

(2)	Includes the unamortized balance of the historical fair value adjustment totaling approximately $191.2 million.

Boston Properties Limited Partnership
Real Estate and Accumulated Depreciation
December 31, 2013
(dollars in thousands)
A summary of activity for real estate and accumulated depreciation is as follows:

	2013	2012	2011
Real Estate:
Balance at the beginning of the year	$14,431,521	$12,922,967	$12,300,746
Additions to/improvements of real estate	4,410,622	1,602,583	668,084
Assets sold/written-off	(318,866)	(94,029)	(45,863)
Balance at the end of the year	$18,523,277	$14,431,521	$12,922,967
Accumulated Depreciation:
Balance at the beginning of the year	$2,862,302	$2,577,118	$2,267,682
Depreciation expense	411,860	359,442	354,413
Assets sold/written-off	(193,122)	(74,258)	(44,977)
Balance at the end of the year	$3,081,040	$2,862,302	$2,577,118
Note: Real Estate and Accumulated Depreciation amounts do not include Furniture, Fixtures and Equipment.